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Castle Focus Fund
Summary Section
Investment Objective
The Castle Focus Fund (the “Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Fund

The following table describes the expenses and fees that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Castle Focus Fund - USD ($)	Investor Class Shares	Class C Shares
Maximum Sales Charge (Load)	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the amount redeemed)	none	none
Redemption Fee	none	none
Exchange Fee	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Castle Focus Fund		Investor Class Shares	Class C Shares
Management Fees		1.00%	1.00%
Distribution Fees/Service (12b-1) Fees		none	1.00%
Other Expenses		0.58%	0.58%
Acquired Fund Fees and Expenses		0.01%	0.01%
Total Annual Fund Operating Expenses		1.59%	2.59%
Fee Waiver	[1]	(0.24%)	(0.24%)
Total Annual Fund Operating Expenses After Waiver		1.35%	2.35%
[1]	Under the Services Agreement the Adviser receives an additional fee of 0.58% per annum and is obligated to pay the operating expenses of the Fund excluding management fees, brokerage fees and commissions, 12b-1 fees, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold cost of acquired funds and extraordinary expenses. Effective November 1, 2023 the Adviser has contractually agreed to waive Services Agreement fees by 0.24% of its average daily net assets through October 31, 2024. The Services Agreement fee waiver will automatically terminate on October 31, 2024 unless it is renewed by the Adviser. The Adviser may not terminate the fee waiver before October 31, 2024.

Expense Example

The following example is intended to help you compare the cost of investing in Investor Shares and Class C Shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return each year and that the Fund's operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Castle Focus Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Investor Class Shares	137	478	843	1,869
Class C Shares	238	783	1,354	2,907

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 26.89% of the average value of its portfolio.

The Principal Investment Strategy of the Fund

Under normal market conditions, the Fund invests primarily in common stocks of domestic companies and American Depositary Receipts (ADRs) of foreign companies of any size without regard to market capitalization that St. James Investment Company, LLC, the Fund’s Sub-Adviser, believes possess a strong competitive position in their peer group and have undervalued assets or growth potential that is not yet reflected in stock price. The Fund may also invest in exchange traded funds (ETFs). The Fund will normally hold a core position of between 15 and 30 common stocks.

The Sub-Adviser's investment selection process generally begins with data from the Value Line Index (an equal-weighted stock index containing approximately 1,700 companies). As part of its investment selection process, the Sub-Adviser may evaluate companies using a value-oriented analysis which examines, among other things, cash flow, price-to-earnings ratios and price-to-book ratios.

The Sub-Adviser may also examine a company's financial statements and visit with various levels of a company's management as well as customers and (as relevant) competition. The Sub-Adviser may sell or reduce the Fund's position in a security if it believes there is a significant change in long- term financial prospects.

The Fund is a "non-diversified" fund, which means it can invest in fewer securities at any one time than a diversified fund. From time to time the Fund may invest a significant portion of its assets in a limited number of industry sectors, but will not concentrate in any particular industry. Also, the Fund may hold for extended periods of time all or a portion of its assets in cash or cash-equivalents like money market funds, certificates of deposit, short-term debt obligations, and repurchase agreements, either due to pending investments or when investment opportunities are limited.

The Principal Risks of Investing in the Fund
Performance History

The bar chart and the table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's Investor Class Shares from year to year and by showing how the performance of each of the Fund’s share classes compares to a broad measure of market performance. The returns for Class C Shares will differ from those of Investor Class Shares because the expenses of the classes differ. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.castleim.com/castle-focus-fund or by calling 1-877-743-7820.

Annual Total Returns (calendar years ended 12/31) for Investor Class Shares.

For the period January 1, 2023 through September 30, 2023, the total return for the Fund’s Investor Class Shares was -0.45%.

Best Quarter (December 30, 2022) 11.87% Worst Quarter (March 31, 2020) -20.11%

AVERAGE ANNUAL TOTAL RETURNFOR THE PERIODS ENDED 12/31/22
Average Annual Total Returns - Castle Focus Fund	1 Year	5 Years	10 Years
Investor Class Shares	(1.22%)	4.84%	6.74%
Investor Class Shares | After Taxes on Distributions	(4.78%)	2.27%	4.92%
Investor Class Shares | After Taxes on Distributions and Sales	1.36%	3.27%	5.02%
Class C Shares	(2.19%)	3.80%	5.68%
S&P 500 Index (does not reflect deductions for fees, expenses or taxes)	(18.11%)	9.42%	12.56%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns are shown only for the Fund’s Investor Class Shares; after-tax returns for the Class C Shares will vary because of different expenses.

Castle Focus Fund | Risks in General [Member]

Risks in General. Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets of the Fund's investments. There is risk that these and other factors may adversely affect the Fund's performance. The loss of money is a risk of investing in the Fund.

Additionally, unexpected local, regional or global events, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues (such as COVID-19); and recessions and depressions could have a significant impact on the Fund and its investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions and the market in general, in ways that cannot necessarily be foreseen.

Castle Focus Fund | Risk Lose Money [Member]
The loss of money is a risk of investing in the Fund.
Castle Focus Fund | Risks of Investing in Common Stocks [Member]

Risks of Investing in Common Stocks. Overall stock market risks may affect the value of the Fund. When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

Castle Focus Fund | Risks of Small and Medium Capitalization Companies [Member]

Risks of Small and Medium Capitalization Companies. The Fund invests in the stocks of small and medium capitalization companies, which may subject the Fund to additional risks. The earnings and prospects of these companies are more volatile than larger companies. Small and medium capitalization companies may have limited product lines and markets, and may experience higher failure rates than do larger companies.

Castle Focus Fund | Foreign Risk [Member]

Foreign Risk. To the extent the Fund purchases ADRs, which will give the Fund exposure to foreign companies, the Fund may be subject to risks not usually associated with owning securities of U.S. issuers, including adverse political, social and economic developments and differing auditing and legal standards.

Castle Focus Fund | Risks of Exchange Traded Funds [Member]

Risks of Exchange Traded Funds. Investment in an exchange traded fund carries specific risk and market risk. Also, if the area of the market representing the underlying index or benchmark does not perform as expected for any reason, the value of the investment in the ETF may decline.

Castle Focus Fund | Risk Nondiversified Status [Member]

Risk of Non-Diversification. The Fund is a non-diversified fund, which means that it has the ability to take larger positions in a smaller number of securities than a fund that is "diversified." Non-diversification increases the risk that the value of the Fund could go down because of the poor performance of a single investment.

Castle Focus Fund | Sector Risk [Member]

Sector Risk. Sector risk is the possibility that all stocks within the same group of industries will decline in price due to sector-specific market or economic developments. The Fund may be over-weight in certain sectors at various times.

Castle Focus Fund | Management Risks [Member]
Management Risks. The Fund's strategy may fail to produce the intended results.